Intangible Assets - Schedule of Estimated amortization expense on intangible assets (Detail) - ColdQuanta, Inc. dba Infleqtion [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Intangible Assets [Line Items]
2026	$ 28
2027	28
2028	9
2029	0
2030	0
Thereafter	0
Total estimated amortization expense	$ 65	$ 93